Significant Risks and Uncertainties (Tables)	12 Months Ended
Jul. 31, 2026
Significant Risks and Uncertainties [Abstract]
Schedule of Concentration of Customers and Suppliers

The following customers represent more than 10% of the Group’s total revenue for the years ended July 31, 2025 and 2026:

	For the years ended July 31,
	2025	2026
Percentage of the Group’s total revenue
Customer A	31%	35%
Customer B	20%	25%
Customer C	10%	10%

The following customers represent more than 10% of the Group’s total accounts receivable as of July 31, 2025 and 2026:

	As of July 31,
	2025	2026
Percentage of the Group’s accounts receivable
Customer D	27%	29%
Customer B	13%	13%
Customer C	12%	*
Customer E	11%	*

*	Represents percentage less than 10%

The following suppliers represent more than 10% of the Group’s total purchases for the years ended July 31, 2025 and 2026:

	For the years ended July 31,
	2025	2026
Percentage of the Group’s total purchase
Supplier A	64%	79%
Supplier B	25%	15%

The following suppliers represent more than 10% of the Group’s accounts payable as of July 31, 2025 and 2026:

	As of July 31,
	2025	2026
Percentage of the Group’s accounts payable
Supplier B	11%	100%
Supplier A	89%	*

*	Represents percentage less than 10%